Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Financial assets
Securities	$ 179,003	$ 161,401
Cash collateral on securities borrowed	14,096	12,368
Securities purchased under resale agreements	66,975	67,572
Loans
Residential mortgages	257,109	251,526
Credit card	11,122	11,134
Business and government	164,697	150,213
Derivative instruments	33,066	35,912
Customers' liability under acceptances	10,618	10,958
Deposits
Bank	19,794	20,246
Secured borrowings	47,470	42,592
Derivative instruments	29,236	32,101
Obligations related to securities sold short	23,272	22,790
Obligations related to securities sold under repurchase agreements	68,422	71,880
Subordinated indebtedness	5,531	5,539
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	43,042	56,701
Securities	45,489	35,159
Cash collateral on securities borrowed	14,096	12,368
Securities purchased under resale agreements	59,511	60,482
Loans
Residential mortgages	256,796	251,230
Personal	41,897	41,129
Credit card	10,512	10,509
Business and government	136,166	123,054
Customers' liability under acceptances	10,618	10,958
Other assets	19,979	21,054
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	308	296
Securities	80,633	72,192
Securities purchased under resale agreements	7,464	7,090
Loans
Residential mortgages	10	16
Business and government	27,079	25,651
Derivative instruments	33,066	35,912
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities		53
Loans
Business and government	309	332
Financial assets at fair value through OCI [member]
Financial assets
Securities	52,881	53,997
Carrying value [member]
Financial assets
Cash and deposits with banks	43,350	56,997
Securities	179,003	161,401
Cash collateral on securities borrowed	14,096	12,368
Securities purchased under resale agreements	66,975	67,572
Loans
Residential mortgages	256,806	251,246
Personal	41,897	41,129
Credit card	10,512	10,509
Business and government	163,554	149,037
Derivative instruments	33,066	35,912
Customers' liability under acceptances	10,618	10,958
Other assets	19,979	21,054
Financial liabilities at amortised cost [member]
Deposits
Personal	210,594	205,461
Business and government	352,007	334,632
Bank	19,794	20,246
Secured borrowings	46,224	41,539
Acceptances	10,656	10,961
Cash collateral on securities lent	2,286	2,463
Obligations related to securities sold under repurchase agreements	64,380	67,905
Other liabilities	17,774	16,854
Subordinated indebtedness	5,531	5,539
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	29,236	32,101
Obligations related to securities sold short	23,272	22,790
Other liabilities	112	113
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	9,488	8,471
Business and government	10,355	9,756
Secured borrowings	1,246	1,053
Obligations related to securities sold under repurchase agreements	4,042	3,975
Other liabilities	26	51
Carrying value [member]
Deposits
Personal	220,082	213,932
Business and government	362,362	344,388
Bank	19,794	20,246
Secured borrowings	47,470	42,592
Derivative instruments	29,236	32,101
Acceptances	10,656	10,961
Obligations related to securities sold short	23,272	22,790
Cash collateral on securities lent	2,286	2,463
Obligations related to securities sold under repurchase agreements	68,422	71,880
Other liabilities	17,912	17,018
Subordinated indebtedness	5,531	5,539
Financial liabilities at fair value through trading [member]
Deposits
Bank	19,794
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	43,350	56,997
Securities	178,947	161,712
Cash collateral on securities borrowed	14,096	12,368
Securities purchased under resale agreements	66,975	67,572
Loans
Residential mortgages	254,838	249,786
Personal	41,873	41,114
Credit card	10,512	10,509
Business and government	163,435	148,960
Derivative instruments	33,066	35,912
Customers' liability under acceptances	10,618	10,958
Other assets	19,979	21,054
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(56)	311
Loans
Residential mortgages	(1,968)	(1,460)
Personal	(24)	(15)
Business and government	(119)	(77)
Financial liabilities at fair value [member]
Deposits
Personal	220,021	213,949
Business and government	363,541	345,533
Bank		20,246
Secured borrowings	47,645	42,838
Derivative instruments	29,236	32,101
Acceptances	10,656	10,961
Obligations related to securities sold short	23,272	22,790
Cash collateral on securities lent	2,286	2,463
Obligations related to securities sold under repurchase agreements	68,422	71,880
Other liabilities	17,912	17,018
Subordinated indebtedness	5,769	5,820
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(61)	17
Business and government	1,179	1,145
Secured borrowings	175	246
Subordinated indebtedness	$ 238	$ 281